Supplement to

Calvert Variable Series, Inc.
Calvert Social Small Cap Growth Portfolio

Prospectus and Statement of Additional Information dated: May 2, 2005
Date of Supplement: June 9, 2005

Replace the second line in the side bar on page 8 of the Prospectus with the following:

Subadvisor: Renaissance Investment Management

Replace page 14 of the Prospectus under "Subadvisor and Portfolio Manager" with the following:

Renaissance Investment Management ("Renaissance"), 625 Eden Park Drive, Suite 1200, Cincinnati, OH 45202, has managed the New Vision Small Cap Fund since June 2005. The firm is a conservative, high quality growth manager. They utilize disciplined and systematic methods for identifying attractive growth companies with strong business and earnings momentum trading at reasonable valuations.

Information is provided below identifying the individual who is employed by or associated with the Subadvisor of the Portfolio and who is primarily responsible for the day-to-day management of the Portfolio (the "Portfolio Manager"). The SAI provides additional information about the Portfolio Manager's management of other accounts, compensation and ownership of securities in the Portfolio.

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years

Paul A. Radomski, CPA, CFA	Managing Partner	18 years	Portfolio Manager
Michael E. Schroer, CFA	Managing Partner and Chief Investment Officer	22 years	Portfolio Manager

The Portfolio has obtained an exemptive order from the SEC to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Portfolio's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

Replace the first paragraph under "Subadvisors" on page 22 of the Statement of Additional Information with the following:

Calvert has retained Renaissance Investment Management ("Renaissance") as Subadvisor for Social Small Cap Growth. Renaissance is an affiliate of Affiliated Managers Group ("AMG"). It receives a subadvisory fee, paid by the Advisor, of .50% of average daily net assets.

Replace the seventh paragraph under "Subadvisors" on page 22 of the Statement of Additional Information with the following:

The Board of Directors reapproved the existing Investment Subadvisory Agreements between each of the Subadvisors (other than New Amsterdam, which was initially retained on June 30, 2004 and Renaissance, which was retained on June 9, 2005) and the Advisor based on a number of factors relating to each Subadvisor's ability to perform under its Investment Subadvisory Agreement.

Replace the fourth paragraph under "Subadvisors" on page 23 of the Statement of Additional Information with the following:

On June 9, 2005, the Board of Directors, including the disinterested Directors, voted to approve the Investment Subadvisory Agreement with Renaissance with respect to Social Small Cap Growth. The disinterested Directors were separately represented by independent legal counsel in connection with their consideration of the approval of this Subadvisory Agreement. In considering this Subadvisory Agreement for Social Small Cap Growth, the Directors reviewed a variety of materials relating to the Subadvisor, including comparative performance, fee and expense information for other similar mutual funds and performance information for relevant benchmark indices. The Directors also reviewed information provided by Renaissance relating to its operations, personnel, investment philosophy, strategies and techniques. Among other things, Renaissance provided biographical information on portfolio management and other professional staff, fee and performance information for other mutual funds managed by Renaissance and descriptions of investment philosophies, strategies and techniques, organizational and management structures and brokerage policies and practices. In the course of their deliberations regarding the Subadvisory Agreement, the Directors evaluated, among other things: (i) the services to be rendered by Renaissance; (ii) the qualifications and experience of Renaissance's portfolio management, compliance and executive personnel; (iii) Renaissance's compliance programs and policies including those related to personal investing and disclosure of portfolio holdings; and (iv) the appropriateness of the particular investment strategies that Renaissance would employ in managing the Portfolio's assets for pursuing the Portfolio's investment objective. The Directors also took into account the financial condition of Renaissance.

In approving the applicable new Investment Subadvisory Agreements, the Board of Directors, including the Disinterested Directors, did not identify any single factor as controlling.

Replace the first chart under "Other Accounts Managed by Portfolio Managers of the Portfolios" on page 24 of the Statement of Additional Information with the following:

SOCIAL SMALL CAP GROWTH

Renaissance:

Paul A. Radomski
Accounts Managed other than Social Small Cap Growth as of June 9, 2005	Registered Investment Companies	Other Pooled Investment Vehicles	Other
Number of Other Accounts Managed	0	0	236
Total Assets in Other Accounts Managed	$ 0	$ 0	$ 407.8 million
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$ 0	$ 0	$ 0

Michael E. Schroer
Accounts Managed other than Social Small Cap Growth as of June 9, 2005	Registered Investment Companies	Other Pooled Investment Vehicles	Other
Number of Other Accounts Managed	2	0	512
Total Assets in Other Accounts Managed	$ 84.1 million	$ 0	$ 863.7 million
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$ 0	$ 0	$0

Replace the paragraphs under "Potential Conflicts of Interest in Managing a Portfolio and Other Accounts" on page 32 of the Statement of Additional Information with the following:

SOCIAL SMALL CAP GROWTH (as of June 9, 2005)

Renaissance:
Paul A. Radomski and Michael E. Schroer

When a Portfolio Manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. The portfolio management team members are aware of and abide by the Advisor's trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts. Performance dispersion among accounts employing similar investment strategy but with different fee structures is periodically examined by the Advisor to ensure that any material divergence in expected performance is adequately explained by differences in the investment guidelines and timing of cash flows.

Replace the paragraphs under "Compensation of Portfolio Managers of the Portfolios" on page 35 of the Statement of Additional Information with the following:

SOCIAL SMALL CAP GROWTH

Renaissance:

Paul A. Radomski
Compensation with Respect to Management of Social Small Cap Growth and Other Accounts as of June 9, 2005
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	None	n/a
Bonus	None	n/a
Deferred Compensation	None	n/a
Other Compensation or Benefits Not Generally Available to All Salaried Employees	Renaissance Investment Management	Mr. Radomski's compensation is based on his applicable percentage of the firm's revenue and profits.

Michael E. Schroer
Compensation with Respect to Management of Social Small Cap Growth and Other Accounts as of June 9, 2005
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	None	n/a
Bonus	None	n/a
Deferred Compensation	None	n/a
Other Compensation or Benefits Not Generally Available to All Salaried Employees	Renaissance Investment Management	Mr. Schroer's compensation is based on his applicable percentage of the firm's revenue and profits.

Replace the first column in the chart under "Securities Ownership of Portfolio Managers of the Portfolios" on page 41 of the Statement of Additional Information with the following:

Portfolio	Firm	Name of Portfolio Manager	Portfolio Ownership

Social Small Cap Growth*	Renaissance	Paul A. Radomski	None
		Michael E. Schroer	None

* As of June 9, 2005.